Consolidated Statements of Comprehensive Income (Loss) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (3,704,734)	$ (779,905)	$ (9,849,964)	$ 66,196
Other comprehensive loss
Foreign currency translation adjustments	(602,732)	(3,627)	113,176	23,109
Total other comprehensive income (loss), after tax	(602,732)	(3,627)	113,176	23,109
Comprehensive income (loss)	$ (4,307,466)	$ (783,532)	$ (9,736,788)	$ 89,305